Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Impaired loans [abstract]
Interest income recognized on impaired loans	$ 12	$ 16	$ 11
Interest income, not classified as impaired loans	$ 73	$ 78	$ 71